Subsequent Events (Details) ₪ / shares in Units, € in Thousands							12 Months Ended
	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Apr. 17, 2024 ILS (₪) ₪ / shares	Feb. 01, 2023 EUR (€)	Feb. 01, 2023 ILS (₪)	Dec. 31, 2021 EUR (€)	Jan. 16, 2024 EUR (€)	Jan. 16, 2024 ILS (₪)
Subsequent Events (Details) [Line Items]
Aggregate amount								€ 41,000	₪ 170,000,000
Issue of equity | €							€ 8,682
Pricipal payment	15.00%	25.00%	30.00%
Par value per share (in New Shekels per share) | ₪ / shares				₪ 40,000,000
Series E Secured Debentures [Member]
Subsequent Events (Details) [Line Items]
Issue of equity					€ 2,000	₪ 1,020,000,000,000
Share issue related cost (in Euro) | €					€ 40,000
Debentures Fixed Interest Rate					5.50%	5.50%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate gross consideration				₪ 37,800,000
Aggregate gross consideration price per share (in New Shekels per share) | ₪ / shares				₪ 0.946
Principal amount				₪ 1
Forecast [Member] | Series F Debentures [Member]
Subsequent Events (Details) [Line Items]
Debentures amount				₪ 210,000,000